Income Taxes Relating to Continuing Operations - Disclosure Of Major Components Of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax expense	$ 0	$ 0	$ 2